Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash and banks	R$ 1,151,766	R$ 602,728
Financial investments	3,235,687	474,105
Total cash and cash equivalents	R$ 4,387,453	R$ 1,076,833	R$ 1,614,697	R$ 1,477,246
CDI | Financial investments
Cash and cash equivalents
Percentage of basis used to calculate interest rate	99.46%	110.60%
Domestic
Cash and cash equivalents
Cash and banks	R$ 28,233	R$ 19,124
Financial investments	3,215,252	472,168
Foreign
Cash and cash equivalents
Cash and banks	1,123,533	583,604
Financial investments	R$ 20,435	R$ 1,937